Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	¥ 3,355,083		¥ 3,552,656
Total realized/unrealized gains (losses) included in earnings, assets	(36,253)		1,878
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	2,465		13,214
Purchases, issuances and settlements, assets			(173,176)
Purchases, Assets	531,171
Issuances, Assets	(1,408)
Sales, Assets	(248,887)
Settlements, Assets	(490,966)
Issuances, Liabilities	1,620
Settlements, Liabilities	(9,856)
Transfer into Level 3, assets	159,092	[1]	423,179	[1]
Transfer out of level 3, assets	(221,622)	[1]	(222,972)	[1]
Level 3 assets, ending balance	3,048,675		3,594,779
Change in unrealized gains (losses) included in earnings for assets still held at period end	(32,035)		(10,179)
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, liabilities	(9,806)		(23,721)
Total realized gains (losses) included in other changes in equity from nonowner sources, Liabilities	(3,576)		14,786
Purchases, issuances and settlements, liabilities			(1,035)
Transfer into Level 3, liabilities	186	[1]	378	[1]
Transfer out of Level 3, liabilities	(102)	[1]	12,796	[1]
Level 3 liabilities, ending balance	23,413		66,421
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	7,176	[2]	(20,531)
Trading Account Assets [Member] | Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	1,137,411	[3]	1,166,538	[3]
Total realized/unrealized gains (losses) included in earnings, assets	(46,610)	[3],[4]	(13,790)	[3],[4]
Purchases, issuances and settlements, assets			17,218	[3]
Purchases, Assets	344,148	[3]
Sales, Assets	(231,699)	[3]
Settlements, Assets	(123,913)	[3]
Transfer into Level 3, assets	28,366	[1],[3]	54,753	[1],[3]
Transfer out of level 3, assets	(46,919)	[1],[3]	(13,852)	[1],[3]
Level 3 assets, ending balance	1,060,784	[3]	1,210,867	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(37,384)	[3],[4]	(17,528)	[3],[4]
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	115,557		171,534
Total realized/unrealized gains (losses) included in earnings, assets	35		6,281
Purchases, issuances and settlements, assets			(25,090)
Purchases, Assets	136,428
Sales, Assets	(99,616)
Settlements, Assets	(37,304)
Transfer into Level 3, assets	5,993	[1]	10,208	[1]
Level 3 assets, ending balance	121,093		162,933
Change in unrealized gains (losses) included in earnings for assets still held at period end	(777)		3,038
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	554,364		494,987
Total realized/unrealized gains (losses) included in earnings, assets	(21,480)		(13,471)
Purchases, issuances and settlements, assets			60,872
Purchases, Assets	62,353
Sales, Assets	(26,142)
Settlements, Assets	(44,358)
Transfer into Level 3, assets	22,341	[1],[5]	44,545	[1],[5]
Transfer out of level 3, assets	(44,508)	[1],[5]	(12,292)	[1],[5]
Level 3 assets, ending balance	502,570		574,641
Change in unrealized gains (losses) included in earnings for assets still held at period end	(20,603)		(10,054)
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	53,688		56,468
Total realized/unrealized gains (losses) included in earnings, assets	(8,212)		(1,185)
Purchases, issuances and settlements, assets			(4,275)
Purchases, Assets	3
Sales, Assets	(22,845)
Settlements, Assets	(3,425)
Level 3 assets, ending balance	19,209		51,008
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,691)		(1,631)
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	39,076		17,315
Total realized/unrealized gains (losses) included in earnings, assets	(2,978)		293
Purchases, issuances and settlements, assets			(2,179)
Purchases, Assets	13,458
Sales, Assets	(34,146)
Settlements, Assets	(1,973)
Level 3 assets, ending balance	13,437		15,429
Change in unrealized gains (losses) included in earnings for assets still held at period end	889		296
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	353,835		389,061
Total realized/unrealized gains (losses) included in earnings, assets	(16,241)		(6,554)
Purchases, issuances and settlements, assets			(10,556)
Purchases, Assets	131,685
Sales, Assets	(46,003)
Settlements, Assets	(36,678)
Transfer out of level 3, assets	(2,411)	[1]	(1,560)	[1]
Level 3 assets, ending balance	384,187		370,391
Change in unrealized gains (losses) included in earnings for assets still held at period end	(14,874)		(7,717)
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	20,891		37,173
Total realized/unrealized gains (losses) included in earnings, assets	2,266		846
Purchases, issuances and settlements, assets			(1,554)
Purchases, Assets	221
Sales, Assets	(2,947)
Settlements, Assets	(175)
Transfer into Level 3, assets	32	[1]
Level 3 assets, ending balance	20,288		36,465
Change in unrealized gains (losses) included in earnings for assets still held at period end	672		(1,460)
Trading Account Assets [Member] | Trading Derivatives, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(36,851)		(28,612)
Total realized/unrealized gains (losses) included in earnings, assets	8,887	[4]	18,766	[4]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(1,182)		3,531
Purchases, issuances and settlements, assets			(11,510)
Purchases, Assets	92
Issuances, Assets	(1,408)
Settlements, Assets	(8,880)
Transfer into Level 3, assets	28,751	[1]	18,019	[1]
Transfer out of level 3, assets	(10,330)	[1]	7,867	[1]
Level 3 assets, ending balance	(20,921)		8,061
Change in unrealized gains (losses) included in earnings for assets still held at period end	14,289	[4]	22,283	[4]
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Interest Rate Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(59,958)		(45,467)
Total realized/unrealized gains (losses) included in earnings, assets	6,142		6,786
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(17)
Purchases, issuances and settlements, assets			(8,503)
Issuances, Assets	(14)
Settlements, Assets	(1,870)
Transfer into Level 3, assets	2,875	[1]	5,841	[1]
Transfer out of level 3, assets	(684)	[1]	8,277	[1]
Level 3 assets, ending balance	(53,526)		(33,066)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(577)		1,838
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Foreign Exchange Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	32,911		6,440
Total realized/unrealized gains (losses) included in earnings, assets	88		12,015
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(1,177)		3,546
Purchases, issuances and settlements, assets			(1,208)
Purchases, Assets	86
Issuances, Assets	(1,383)
Settlements, Assets	(6,657)
Transfer into Level 3, assets	25,841	[1]	12,291	[1]
Transfer out of level 3, assets	(8,911)	[1]	11,583	[1]
Level 3 assets, ending balance	40,798		44,667
Change in unrealized gains (losses) included in earnings for assets still held at period end	10,969		18,118
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Equity Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(10,481)		(8,272)
Total realized/unrealized gains (losses) included in earnings, assets	2,395		2,666
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	1		(15)
Purchases, issuances and settlements, assets			(799)
Issuances, Assets	(5)
Settlements, Assets	(273)
Level 3 assets, ending balance	(8,363)		(6,420)
Change in unrealized gains (losses) included in earnings for assets still held at period end	5,188		2,415
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Commodity Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	979		14,003
Total realized/unrealized gains (losses) included in earnings, assets	46		(61)
Purchases, issuances and settlements, assets			(1,202)
Purchases, Assets	6
Issuances, Assets	(6)
Settlements, Assets	(128)
Transfer into Level 3, assets	35	[1]	(113)	[1]
Transfer out of level 3, assets	(735)	[1]	(11,993)	[1]
Level 3 assets, ending balance	197		634
Change in unrealized gains (losses) included in earnings for assets still held at period end	31		186
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Credit Derivative (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(302)		4,684
Total realized/unrealized gains (losses) included in earnings, assets	216		(2,640)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	11
Purchases, issuances and settlements, assets			202
Settlements, Assets	48
Level 3 assets, ending balance	(27)		2,246
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,322)		(274)
Investment Securities [Member] | Securities Available For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	2,203,312		2,363,609
Total realized/unrealized gains (losses) included in earnings, assets	1,624	[6]	(1,111)	[6]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	3,663		9,819
Purchases, issuances and settlements, assets			(177,702)
Purchases, Assets	185,684
Sales, Assets	(12,786)
Settlements, Assets	(358,150)
Transfer into Level 3, assets	101,975	[1]	350,407	[1]
Transfer out of level 3, assets	(163,840)	[1]	(216,250)	[1]
Level 3 assets, ending balance	1,961,482		2,328,772
Change in unrealized gains (losses) included in earnings for assets still held at period end	(7,546)	[6]	(12,523)	[6]
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	1,054		3,069
Total realized/unrealized gains (losses) included in earnings, assets			4
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(1)		8
Purchases, issuances and settlements, assets			(122)
Settlements, Assets	(70)
Level 3 assets, ending balance	983		2,959
Change in unrealized gains (losses) included in earnings for assets still held at period end			4
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	130,409		87,597
Total realized/unrealized gains (losses) included in earnings, assets	(294)		(221)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	2,346		1,567
Purchases, issuances and settlements, assets			(4,795)
Purchases, Assets	3,485
Sales, Assets	(106)
Settlements, Assets	(61)
Level 3 assets, ending balance	135,779		84,148
Change in unrealized gains (losses) included in earnings for assets still held at period end	(212)		(221)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	2,007,972		2,163,465
Total realized/unrealized gains (losses) included in earnings, assets	1,795		1,458
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	1,643		8,331
Purchases, issuances and settlements, assets			(159,432)
Purchases, Assets	140,342
Sales, Assets	(12,472)
Settlements, Assets	(340,299)
Transfer into Level 3, assets	101,975	[1],[5]	350,407	[1],[5]
Transfer out of level 3, assets	(163,840)	[1],[5]	(197,642)	[1],[5]
Level 3 assets, ending balance	1,737,116		2,166,587
Change in unrealized gains (losses) included in earnings for assets still held at period end	(7,092)		(10,883)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	23,783		26,827
Total realized/unrealized gains (losses) included in earnings, assets	(10)		(1,063)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	43		51
Purchases, issuances and settlements, assets			1,083
Purchases, Assets	2,999
Sales, Assets	(206)
Settlements, Assets	(2,133)
Level 3 assets, ending balance	24,476		26,898
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(1,104)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	8,147		14,475
Total realized/unrealized gains (losses) included in earnings, assets	106		(299)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	311		(27)
Purchases, issuances and settlements, assets			(893)
Settlements, Assets	(2,980)
Level 3 assets, ending balance	5,584		13,256
Change in unrealized gains (losses) included in earnings for assets still held at period end			(300)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	30,792		67,095
Total realized/unrealized gains (losses) included in earnings, assets	65		(971)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(686)		(132)
Purchases, issuances and settlements, assets			(13,666)
Purchases, Assets	38,858
Settlements, Assets	(12,607)
Transfer out of level 3, assets			(18,608)	[1]
Level 3 assets, ending balance	56,422		33,718
Change in unrealized gains (losses) included in earnings for assets still held at period end	(203)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	960		990
Total realized/unrealized gains (losses) included in earnings, assets	(38)		(19)
Level 3 assets, ending balance	922		971
Change in unrealized gains (losses) included in earnings for assets still held at period end	(38)		(19)
Investment Securities [Member] | Securities Available For Sale [Member] | Marketable Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	195		91
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	7		21
Purchases, issuances and settlements, assets			123
Sales, Assets	(2)
Level 3 assets, ending balance	200		235
Investment Securities [Member] | Other Investment Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	35,908		33,904
Total realized/unrealized gains (losses) included in earnings, assets	(496)	[2]	(1,441)	[2]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(16)		(136)
Purchases, issuances and settlements, assets			(419)
Purchases, Assets	844
Sales, Assets	(4,364)
Settlements, Assets	(12)
Transfer out of level 3, assets	(245)	[1]	(737)	[1]
Level 3 assets, ending balance	31,619		31,171
Change in unrealized gains (losses) included in earnings for assets still held at period end	(684)	[2]	(1,865)	[2]
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	15,303		17,217
Total realized/unrealized gains (losses) included in earnings, assets	342	[2]	(546)	[2]
Purchases, issuances and settlements, assets			(763)
Purchases, Assets	403
Sales, Assets	(38)
Settlements, Assets	(11)
Transfer out of level 3, assets	(288)	[1]
Level 3 assets, ending balance	15,711		15,908
Change in unrealized gains (losses) included in earnings for assets still held at period end	(710)	[2]	(546)	[2]
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances, Liabilities	1,620
Settlements, Liabilities	(9,856)
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, liabilities	(9,806)	[2]	(23,721)	[2]
Total realized gains (losses) included in other changes in equity from nonowner sources, Liabilities	(3,576)		14,786
Purchases, issuances and settlements, liabilities			(1,035)
Transfer into Level 3, liabilities	186	[1]	378	[1]
Transfer out of Level 3, liabilities	(102)	[1]	12,796	[1]
Level 3 liabilities, ending balance	23,413		66,421
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	¥ 7,176		¥ (20,531)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits—net.
[3]	Includes trading securities under fair value option.
[4]	Included in Trading account profits—net and in Foreign exchange gains—net.
[5]	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains (losses)—net.